UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096

                                 The Torray Fund
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                   Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


The Torray Fund
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

As of March 31, 2010 (unaudited)
--------------------------------------------------------------------------------

                        Shares                                                                              Market Value

COMMON STOCK  89.59%

         21.96% INFORMATION TECHNOLOGY
                        102,200               International Business Machines Corp.                         $ 13,107,150
                        501,800               Cisco Systems, Inc.*                                            13,061,854
                        742,300               Western Union Co. (The)                                         12,589,408
                        539,600               Intel Corp.                                                     12,011,496
                        796,875               Applied Materials, Inc.                                         10,741,875
                        585,600               EMC Corp.*                                                      10,564,224
                        226,500               Automatic Data Processing, Inc.                                 10,072,455
                                                                                                         ----------------
                                                                                                              82,148,462

         17.00% FINANCIALS
                        380,400               Loews Corp.                                                     14,181,312
                        511,218               Marsh & McLennan Cos., Inc.                                     12,483,944
                        380,500               Wells Fargo & Co.                                               11,841,160
                        187,200               Chubb Corp.                                                      9,706,320
                        219,300               American Express Co.                                             9,048,318
                      1,201,496               LaBranche & Co Inc.*                                             6,319,869
                                                                                                         ----------------
                                                                                                              63,580,923

         15.45% HEALTH CARE
                        191,724               Johnson & Johnson                                               12,500,405
                        188,400               WellPoint, Inc.*                                                12,129,192
                        364,200               UnitedHealth Group Inc.                                         11,898,414
                        203,800               Abbott Laboratories                                             10,736,184
                        133,700               Becton Dickinson & Co.                                          10,526,201
                                                                                                         ----------------
                                                                                                              57,790,396

         13.90% INDUSTRIALS
                        449,946               Cintas Corp.                                                    12,638,983
                        603,797               General Electric Co.                                            10,989,106
                        134,700               General Dynamics Corp.                                          10,398,840
                        118,900               3M Co.                                                           9,936,473
                        316,137               Owens Corning*                                                   8,042,525
                                                                                                         ----------------
                                                                                                              52,005,927

          8.86% CONSUMER DISCRETIONARY
                        332,100               McGraw-Hill Cos. Inc. (The)                                     11,839,365
                        221,000               Walt Disney Co. (The)                                            7,715,110
                        169,820               O'Reilly Automotive, Inc.*                                       7,083,192
                        394,200               Gannett Co., Inc.                                                6,512,184
                                                                                                         ----------------
                                                                                                              33,149,851

          6.88% CONSUMER STAPLES
                        204,300               Procter & Gamble Co. (The)                                      12,926,061
                        423,300               Kraft Foods Inc., Class A                                       12,800,592
                                                                                                         ----------------
                                                                                                              25,726,653

          2.97% TELECOMMUNICATIONS
                        429,300               AT&T Inc.                                                       11,093,112

          2.57% MATERIALS
                        258,100               E.I. du Pont de Nemours & Co.                                 $  9,611,644

                                                                                                         ----------------
TOTAL COMMON STOCK  89.59%                                                                                   335,106,968
     (cost $321,660,777)

                          Principal Amount ($)

SHORT-TERM INVESTMENTS  10.49%
                     39,258,046               PNC Bank Money Market Account, 0.05%(1)                         39,258,046
     (cost $39,258,046)
                                                                                                         ----------------

TOTAL INVESTMENTS  100.08%                                                                                   374,365,014
     (cost $360,918,823)
LIABILITIES LESS OTHER ASSETS  (0.08%)                                                                          (307,794)
                                                                                                         ----------------
NET ASSETS  100.00%                                                                                         $374,057,220
                                                                                                         ================

TOP 10 HOLDINGS
       1    Loews Corp.                                                       6    Cintas Corp.
       2    International Business Machines Corp.                             7    Western Union Co. (The)
       3    Cisco Systems, Inc.                                               8    Johnson & Johnson
       4    Procter & Gamble Co. (The)                                        9    Marsh & McLennan Cos., Inc.
       5    Kraft Foods Inc., Class A                                        10    WellPoint, Inc.

*   Non-income producing securities.
(1) Represents current yield at March 31, 2010.
SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

The Torray Institutional Fund
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

As of March 31, 2010 (unaudited)
--------------------------------------------------------------------------------

                       Shares                                                                                Market Value
COMMON STOCK  84.15%

         20.50% INFORMATION TECHNOLOGY
                       41,600                Western Union Co. (The)                                         $   705,536
                       25,200                Cisco Systems, Inc.*                                                655,956
                        5,100                International Business Machines Corp.                               654,075
                       27,956                Intel Corp.                                                         622,300
                       32,942                EMC Corp.*                                                          594,274
                       12,616                Automatic Data Processing, Inc.                                     561,033
                       37,193                Applied Materials, Inc.                                             501,362
                                                                                                         ----------------
                                                                                                               4,294,536

         16.64% FINANCIALS
                       21,300                Loews Corp.                                                         794,064
                       21,300                Wells Fargo & Co.                                                   662,856
                       25,617                Marsh & McLennan Cos., Inc.                                         625,567
                       10,500                Chubb Corp.                                                         544,425
                       12,223                American Express Co.                                                504,321
                       67,119                LaBranche & Co Inc.*                                                353,046
                                                                                                         ----------------
                                                                                                               3,484,279

         14.48% HEALTH CARE
                       10,500                WellPoint, Inc.*                                                    675,990
                       20,400                UnitedHealth Group Inc.                                             666,468
                        9,564                Johnson & Johnson                                                   623,573
                        6,800                Becton Dickinson & Co.                                              535,364
                       10,100                Abbott Laboratories                                                 532,068
                                                                                                         ----------------
                                                                                                               3,033,463

         13.09% INDUSTRIALS
                       22,692                Cintas Corp.                                                        637,418
                        7,400                General Dynamics Corp.                                              571,280
                       30,319                General Electric Co.                                                551,806
                        6,500                3M Co.                                                              543,205
                       17,218                Owens Corning*                                                      438,026
                                                                                                         ----------------
                                                                                                               2,741,735

          8.34% CONSUMER DISCRETIONARY
                       16,700                McGraw-Hill Cos. Inc. (The)                                         595,355
                       12,410                Walt Disney Co. (The)                                               433,233
                       22,000                Gannett Co., Inc.                                                   363,440
                        8,525                O'Reilly Automotive, Inc.*                                          355,578
                                                                                                         ----------------
                                                                                                               1,747,606

          6.14% CONSUMER STAPLES
                       10,200                Procter & Gamble Co. (The)                                          645,354
                       21,200                Kraft Foods Inc., Class A                                           641,088
                                                                                                         ----------------
                                                                                                               1,286,442

          2.65% TELECOMMUNICATIONS
                       21,500                AT&T Inc.                                                           555,560

          2.31% MATERIALS
                       13,000                E.I. du Pont de Nemours & Co.                                   $   484,120
                                                                                                         ----------------

TOTAL COMMON STOCK  84.15%                                                                                    17,627,741
     (cost $17,579,358)

                         Principal Amount ($)

SHORT-TERM INVESTMENTS  15.84%
                    3,319,137                PNC Bank Money Market Account, 0.05%(1)                           3,319,137
     (cost $3,319,137)
                                                                                                         ----------------

TOTAL INVESTMENTS  99.99%                                                                                     20,946,878
     (cost $20,898,495)
OTHER ASSETS LESS LIABILITIES  0.01%                                                                               2,361
                                                                                                         ----------------
NET ASSETS  100.00%                                                                                          $20,949,239
                                                                                                         ================


TOP 10 HOLDINGS
       1   Loews Corp.                                                     6    Cisco Systems, Inc.
       2   Western Union Co. (The)                                         7    International Business Machines Corp.
       3   WellPoint, Inc.                                                 8    Procter & Gamble Co. (The)
       4   UnitedHealth Group, Inc.                                        9    Kraft Foods Inc., Class A
       5   Wells Fargo & Co.                                               10   Cintas Corp.

*  Non-income producing securities.
(1) Represents current yield at March 31, 2010.
SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

The Torray Fund
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2010 (unaudited)
--------------------------------------------------------------------------------



SECURITIES VALUATION Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the "Board" or "Trustees") in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS Various inputs are used in determining the fair value of investments which are as follows:
         o Level 1 - quoted prices in active markets for identical securities
         o Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

         The summary of inputs used to value the Fund's net assets as of March 31, 2010 is as follows:

                                                                                   TORRAY
                                                                                INSTITUTIONAL
     VALUATION INPUTS                                    TORRAY FUND                FUND
                                                     ---------------------    ------------------
     Level 1 - Quoted Prices *                           $374,365,014            $20,946,878
     Level 2 - Other Significant Observable Inputs            -                       -
     Level 3 - Significant Unobservable Inputs                -                       -
                                                     ---------------------    ------------------
     TOTAL MARKET VALUE OF INVESTMENTS                   $374,365,014            $20,946,878
                                                     =====================    ==================

    * Security types and industry classifications as defined in the Schedule of Investments.

         In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.


TAX DISCLOSURE No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2010.

The following information is based upon the book basis of investment securities as of March 31, 2010:

                                                                  TORRAY
                                                               INSTITUTIONAL
                                         TORRAY FUND               FUND
                                     -------------------- ---------------------
Gross unrealized appreciation          $   42,023,576          $  1,557,784
Gross unrealized depreciation             (28,577,385)           (1,509,401)
                                     -------------------- ---------------------
Net unrealized appreciation            $   13,446,191          $     48,383
                                     ==================== =====================
Aggregate book cost                    $  360,918,823          $ 20,898,495
                                     ==================== =====================

At December 31, 2009, the Torray Fund had net capital loss carryforwards for federal income tax purposes of $561,440 and $90,980,681, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively. At December 31, 2009, the Torray Institutional Fund had net capital loss carryforwards for federal income tax purposes of $339,016 and $3,679,435, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively. Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2009 for Torray Fund and Torray Institutional Fund were $3,107,307 and $167,476, respectively.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date   5/27/10
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date   5/27/10
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, Treasurer
                           (principal financial officer)

Date   5/27/10
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.